Common Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock Option Activity

The following table summarizes stock option activity for the period ended September 30, 2014.

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Options	Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Life (Years)	Value
Balance January 1, 2014	80,000	$0.70	9.03	$40,000
Options granted	105,000	0.93	9.68	$28,350
Balance September 30, 2014	185,000	$0.83	9.40	$68,350
Exercisable at September 30, 2014	65,000	$0.70	9.26	$22,500

The following table summarizes stock option activity for the year ended December 31, 2013.

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance January 1, 2013	-	$-	-	$-
Options granted	430,000	$0.72	9.55
Options forfeited	(350,000)	$0.72	9.50
Balance December 31, 2013	80,000	$0.70	9.75	$23,200
Exercisable at December 31, 2013	20,000	$0.65	9.50	$6,800

Assumptions required for the Black-Scholes model

The fair value of each Warrant Share as of September 9, 2014, using the Black-Scholes option pricing model, was $0.91.

Assumptions required for the Black-Scholes model are as follows:

Weighted average risk-free interest rate	1.72%
Expected life in years	4.75 Years
Weighted Avg Expected Volatility	93.8%
Expected dividend yield	0%

Assumptions required for the Black-Scholes model are as follows:

2013
Weighted average risk-free interest rate	1.75%
Expected life in years	5.5 Years
Weighted Avg Expected Volatility	102.0%
Expected dividend yield	$0

Stock Options
Assumptions required for the Black-Scholes model

The assumptions for volatility, expected life, dividend yield and risk-free interest rate are presented in the table below:

Weighted average risk-free interest rate	1.58 – 1.62%
Expected life in years	5.50
Weighted Avg. Expected Volatility	94.4%-105.3%
Expected dividend yield	0%

The assumptions for volatility, expected life, dividend yield and risk-free interest rate are presented in the table below:

2013
Weighted average risk-free interest rate	1.43 – 1.49%
Expected life in years	5.0 – 5.5 Years
Weighted Avg Expected Volatility	99.5% - 103.4%
Expected dividend yield	$0